Note 15 - Intangible - Intangible Assets by Location (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	R$ 4,744.2	R$ 4,701.3
Intangible assets in Argentina [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	1,193.9	1,180.0
Intangible assets in Bolivia [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	691.0	664.3
Intangible assets in Brazil [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	11.6	4.6
Intangible assets in Canada [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	266.3	244.1
Intangible assets in Chile [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	69.9	72.0
Intangible assets in Luxembourg [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	339.6	339.6
Intangible assets in Paraguay [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	476.2	496.9
Intangible assets in the Dominican Republic [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	1,587.6	1,580.0
Intangible assets in Uruaguay [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	R$ 108.1	R$ 119.8